PROPERTY, PLANT AND EQUIPMENT (Schedule of Property Plant and Equipment) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		¥ 214
Depreciation charge		(65)	¥ (66)	¥ (67)
At December 31		158	214
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge | $	$ (10)
At December 31 | $	25
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		1,230	1,211
Additions		9	5
Exchange adjustment		(51)	14
At December 31		1,188	1,230	1,211
Cost [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	182
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		46	43
Additions			3
Exchange adjustment
At December 31		46	46	43
Cost [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	7
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		905	889
Additions		9	2
Exchange adjustment		(51)	14
At December 31		863	905	889
Cost [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	132
Cost [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		279	279
Additions
Exchange adjustment
At December 31		279	279	279
Cost [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	43
Accumulated depreciation and amortization and impairment losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(1,016)	(936)
Depreciation charge		(65)	(66)
Exchange adjustment		51	(14)
At December 31		(1,030)	(1,016)	(936)
Accumulated depreciation and amortization and impairment losses [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	(157)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(6)	(3)
Depreciation charge		(3)	(3)
Exchange adjustment
At December 31		(9)	(6)	(3)
Accumulated depreciation and amortization and impairment losses [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions
At December 31 | $	(1)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(889)	(870)
Depreciation charge		(4)	(5)
Exchange adjustment		51	(14)
At December 31		(842)	(889)	(870)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At January 1		(121)	(63)
Depreciation charge		(58)	(58)
Exchange adjustment
At December 31		¥ (179)	¥ (121)	¥ (63)
Accumulated depreciation and amortization and impairment losses [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	(27)
Accumulated depreciation and amortization and impairment losses [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ (129)